Other Equity Matters - Schedule of Dividend Payment (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Series A
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.53	$ 0.53	$ 1.59	$ 1.59
Aggregate Payment	$ 1.8	$ 1.8	$ 5.4	$ 5.4
Series B
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.50	$ 0.50	$ 1.50	$ 1.50
Aggregate Payment	$ 2.9	$ 2.9	$ 8.7	$ 8.7
Series C
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.46	$ 0.46	$ 1.38	$ 1.38
Aggregate Payment	$ 3.2	$ 3.2	$ 9.6	$ 9.6
Series D
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.43	$ 0.43	$ 1.29	$ 1.29
Aggregate Payment	$ 2.6	$ 2.6	$ 7.8	$ 7.8
Series E
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.36	$ 0.36	$ 1.08	$ 1.08
Aggregate Payment	$ 2.5	$ 2.5	$ 7.6	$ 7.6
Series F
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.48	$ 0.48	$ 1.44	$ 1.17
Aggregate Payment	$ 2.9	$ 2.9	$ 8.7	$ 6.9
Preferred Shares
Dividends Payable [Line Items]
Aggregate Payment	$ 19.1	$ 15.9	$ 56.5	$ 46.0
Series G
Dividends Payable [Line Items]
Per Share Payment (in dollars per share)	$ 0.47	$ 0	$ 1.27	$ 0
Aggregate Payment	$ 3.2	$ 0.0	$ 8.7	$ 0.0